Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
EQUITY

7.      EQUITY

Prior to the Business Combination, Legacy FaZe had two classes of capital stock outstanding: common stock and preferred stock. Following the Business Combination, the Company has one class of capital stock outstanding: common stock. The following summarizes the terms of the Company’s capital stock.

Preferred Stock

The Company had 3,545,529 shares of Legacy FaZe preferred stock authorized for issuance with a par value of $0.00001 per share as of December 31, 2021 and prior to the Closing of the Business Combination.

The Company had 3,237,800 shares of Legacy FaZe’s preferred stock issued and outstanding as of December 31, 2021. As a result of the Business Combination, 3,237,800 shares of Legacy FaZe’s preferred stock outstanding as of the Closing Date were converted into shares of Legacy FaZe’s common stock on a one-to-one basis. Pursuant to the Company’s second amended and restated certificate of incorporation, the Company is authorized to issue up to 1,000,000 shares of preferred stock with a par value of $0.0001. As of June 30, 2023, the Company had no shares of preferred stock issued and outstanding.

Common Stock

The Company had 31,900,878 shares of Legacy FaZe common stock authorized for issuance with a par value of $0.00001 per share as of December 31, 2021 and prior to the Closing of the Business Combination.

Pursuant to the Company’s second amended and restated certificate of incorporation, the Company is authorized to issue up to 500,000,000 shares of common stock with a par value of $0.0001 per share.

The Company had 75,688,236 and 71,511,887 shares of common stock issued and outstanding as of June 30, 2023 and December 31, 2022 respectively.

Earn-out Shares

As a result of the Business Combination, a number of shares of the Company’s common stock (the “Seller Earn Out”) equal to 6% of the sum of i) the total number of shares of the Company’s common stock issued and outstanding as of immediately after the Closing and ii) the total number of shares of the Company’s common stock equal to the product of (A) the total number of net vested company option shares calculated as of immediately prior to the Closing and (B) the Equity Value Exchange Ratio were issued and are subject to vesting and forfeiture conditions upon reaching certain volume-weighted average price (“VWAP”) per share during the period commencing 90 days after the Closing Date and ending five years after the Closing Date (“Earn-out Period”). Among other things further disclosed in the Merger Agreement, if the following events (“Trigger Events”) occur on or before the five-year anniversary of the Business Combination, then the following vesting events will occur:

•        the VWAP per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $12.00 for any 20 trading days within any period of 30 consecutive trading days, one-third (“First Target Earn-Out Shares”) shall immediately vest and no longer be subject to the forfeiture conditions;

•        the VWAP per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $14.00 for any 20 trading days within any period of 30 consecutive trading days, one-third (“Second Target Earn-Out Shares” and, together with the First Target Earn-Out Shares and the Second Target Earn-Out Shares, the “Earn-Out Shares”) shall immediately vest and no longer be subject to the forfeiture conditions;

•        the VWAP per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $16.00 for any 20 trading days within any period of 30 consecutive trading days, one-third (“Third Target Earn-Out Shares”) shall immediately vest and no longer be subject to the forfeiture conditions;

•        in the event of a sale during the Earn-out Period, to the extent that the holders of the Company’s common stock receive sale price that is greater than or equal to the applicable closing price, any Earn-Out Shares that have not previously vested shall be deemed to have vested immediately prior to the closing of such sale, and the holders of any Earn-Out Shares deemed vested shall be eligible to participate in such sale with respect to the Sponsor Earn-Out Shares (as defined below) on the same terms, and subject to the same conditions, as apply to the holders of the Company’s common stock. Upon the consummation of the sale, the Earn-out Period shall terminate.

As a result of the Business Combination, among other things further disclosed in the Sponsor Support Agreement, dated as of October 24, 2021, by and among B. Riley Principal 150 Merger Corp., B. Riley Principal 150 Sponsor Co. LLC, and FaZe Clan Inc., the sponsors agreed that (x) an aggregate of 2,156,250 sponsor shares shall be fully vested and (y) an aggregate of 2,156,250 sponsor shares (the “Sponsor Earn-Out Shares”) shall be subject to the same vesting or forfeiture provisions during the Earn-out Period, and subject to the same Trigger Events mentioned above.

The Earn-out Shares meet the accounting definition of a derivative financial instrument, are considered to be indexed to the Company’s common stock and meet other the conditions in ASC 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, to be classified as equity.

As of June 30, 2023, the Earn-Out Period had begun but vesting conditions had not yet been met.

Public Warrants to Acquire Common Stock

Prior to the Business Combination, there were 5,750,000 Public Warrants issued and outstanding in connection with the initial public offering of B. Riley 150 with an exercise price of $11.50 per share. The Public Warrants became exercisable 30 days after the Business Combination. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the Public Warrants on a cashless basis.

The Public Warrants meet the definition of a derivative financial instrument and the equity scope exception in ASC 815-10-15-74(a) to be classified as equity, and are not subject to remeasurement provided that the Company continues to meet the criteria for equity classification.

As of June 30, 2023, all 5,750,000 Public Warrants remain outstanding.

9.      EQUITY

Prior to the Business Combination, Legacy FaZe had two classes of capital stock outstanding: common stock and preferred stock. Following the Business Combination, the Company has one class of capital stock outstanding: common stock. The following summarizes the terms of the Company’s capital stock.

Preferred Stock

The Company had 3,545,529 shares of Legacy FaZe preferred stock authorized for issuance with a par value of $0.00001 per share as of December 31, 2021 and prior to the Closing of the Business Combination.

Pursuant to the Company’s second amended and restated certificate of incorporation, the Company is authorized to issue up to 1,000,000 shares of preferred stock with a par value of $0.0001.

The Company had 3,237,800 shares of Legacy FaZe’s preferred stock issued and outstanding as of December 31, 2021. As a result of the Business Combination, 3,237,800 shares of Legacy FaZe’s preferred stock outstanding as of the Closing Date were converted into shares of Legacy FaZe’s common stock on a one-to-one basis. As of December 31, 2022, the Company had no shares of preferred stock issued and outstanding.

Common Stock

The Company had 31,900,878 shares of Legacy FaZe common stock authorized for issuance with a par value of $0.00001 per share as of December 31, 2021 and prior to the Closing of the Business Combination.

Pursuant to the Company’s second amended and restated certificate of incorporation, the Company is authorized to issue up to 500,000,000 shares of common stock with a par value of $0.0001 per share.

The Company had 71,511,887 of common stock and 8,461,706 shares of Legacy FaZe’s common stock issued and outstanding as of December 31, 2022 and December 31, 2021 respectively.

Earn-out Shares

As a result of the Business Combination, a number of the Company’s common stock (the “Seller Earn Out”) equal to 6% of the sum of i) the total number of the Company’s common stock issued and outstanding as of immediately after the Closing and ii) the total number of shares of the Company’s common stock equal to the product of the total number of net vested company option shares calculated as of immediately prior to the Closing and the Equity Value Exchange Ratio were issued and is subject to vesting and forfeiture conditions upon reaching certain volume-weighted average price (“VWAP”) per share during the period commencing 90 days after the Closing Date and ending five years after the Closing Date (“Earn-out Period”). Among other things further disclosed in the Merger Agreement, if the following events (“Trigger Event”) occurs on or before the five-year anniversary of the Business Combination:

•        the VWAP per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $12.00 for any 20 trading days within any period of 30 consecutive trading days, one-third (“First Target Earn- Out Shares”) shall immediately vest and no longer be subject to the forfeiture conditions;

•        the VWAP per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $14.00 for any 20 trading days within any period of 30 consecutive trading days, one-third (“Second Target Earn-Out Shares”) shall immediately vest and no longer be subject to the forfeiture conditions;

•        the VWAP per share of the Company’s common stock at any point during the trading hours of a trading day is equal to or greater than $16.00 for any 20 trading days within any period of 30 consecutive trading days, one-third (“Third Target Earn-Out Shares”) shall immediately vest and no longer be subject to the forfeiture conditions;

•        in the event of a sale during the Earn-out Period, to the extent that the holders of the Company’s common stock receive sale price that is greater than or equal to the applicable closing price, any Earn-out Shares that have not previously vested shall be deemed to have vested immediately prior to the closing of such sale, and the holders of any Earn-out Shares deemed vested shall be eligible to participate in such sale with respect to the sponsor Earn-out Shares on the same terms, and subject to the same conditions, as apply to the holders of the Company’s common stock. Upon the consummation of the sale, the Earn-out Period shall terminate.

As a result of the Business Combination, among other things further disclosed in the Sponsor Support Agreement, the sponsors agreed that (x) an aggregate of 2,156,250 sponsor shares shall be fully vested and (y) an aggregate of 2,156,250 sponsor shares (the “Sponsor Earn-Out Shares”) shall be subject to vesting or forfeiture, during the Earn-out Period, at the event the Trigger Event mentioned above occurs.

The Earn-out Shares meet the accounting definition of a derivative financial instrument, are considered to be indexed to the Company’s common stock and meet other the conditions in ASC 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, to be classified as equity.

As of December 31, 2022, the Earn-Out Period had begun but vesting conditions had not yet been met.

Public Warrants to Acquire Common Stock

Prior to the Business Combination, there were 5,750,000 Public Warrants issued and outstanding in connection with the initial public offering of B. Riley 150 with an exercise price of $11.50 per share. The Public Warrants became exercisable 30 days after the Business Combination. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the Public Warrants on a cashless basis.

The Public Warrants meet the definition of a derivative financial instrument and the equity scope exception in ASC 815-10-15-74(a) to be classified as equity, and are not subject to remeasurement provided that the Company continues to meet the criteria for equity classification.

As of December 31, 2022, all 5,750,000 Public Warrants remain outstanding.